Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Investments
Schedule of changes in long-term investments

					Available for
	Cost	Equity Method			Sale
	Method	(CRIC)	(E-House)	(Others)	Securities	Total
	(In thousands)
Balance at December 31, 2010	$31,368	$466,460	$—	$7,917	$2,368	$508,113
Investments made	96,829	2,068	—	18,702	135,657	253,256
Income (loss) from investment	—	2,641	—	(1,175)	—	1,466
Investment impairment	(386)	(230,258)	—	—	(50,904)	(281,548)
Unrealized loss	—	—	—	—	(23,257)	(23,257)
Others	1,426	3,477	—	1,006	—	5,909
Balance at December 31, 2011	129,237	244,388	—	26,450	63,864	463,939
Investments made	34,623	—	190,669	10,300	68,661	304,253
Income (loss) from investment	—	(9,077)	(7,657)	6,004	—	(10,730)
Investment impairment	(8,580)	—	—	(1,546)	(8,372)	(18,498)
Unrealized gain	—	—	—	—	30,373	30,373
Disposal of investment	(1,584)	(236,212)	—	(260)	(66,407)	(304,463)
Others	190	901	742	168	—	2,001
Balance at December 31, 2012	153,886	—	183,754	41,116	88,119	466,875
Investments made	40,427	—	—	3,341	4,769	48,537
Income (loss) from investment *	—	—	2,250	7,275	—	9,525
Investment impairment	(6,134)	—	—	—	—	(6,134)
Unrealized gain	—	—	—	—	46,787	46,787
Disposal\dilution of investment	(26,145)	—	(10,205)	(4,023)	—	(40,373)
Dividend received	—	—	(4,400)	(2,084)	—	(6,484)
Others	2,703	—	3,806	1,345	—	7,854
Balance at December 31, 2013	$164,737	$—	$175,205	$46,970	$139,675	$526,587

* In 2013, the income (loss) from investments included a $1.8 million loss arising from the correction of 2012 results of an investee. This error in 2012 and related correction in 2013 was not material to the Company’s consolidated financial statements both for the years ended December 31, 2013 and 2012.

Summary of condensed financial information

	Years Ended December 31,
	2013	2012
	(In thousands)
Operating data:
Revenue	$811,048	$528,198
Gross profit	$524,987	$276,876
Loss from operations	$74,009	$(18,599)
Net income (loss)	$63,195	$(30,205)
Net income (loss) attributable to our equity method investments companies	$64,066	$(23,740)

	As of December 31,
	2013	2012
	(In thousands)
Balance sheet data:
Current assets	$1,159,823	$789,381
Long-term assets	$446,680	$434,744
Current liabilities	$410,587	$249,963
Long-term liabilities	$180,621	$54,357
Non-controlling interests	$14,727	$6,189

Schedule of equity method investments

	As of April 20,	As of December 31,	As of December 31,
	2012	2012	2013
	(In thousands)	(In thousands)	(In thousands)
Carrying value of investment in E-House	$190,669	$183,754	$175,205
Proportionate share of E-house’s net tangible and intangible assets *	175,777	169,729	169,194
Excess of carrying value of investment proportionate share of E-house’s net tangible and intangible assets	$14,892	$14,025	$6,011

The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets *	$19,282	$18,078	$9,478
Deferred tax liabilities	(4,390)	(4,053)	(3,467)
	$14,892	$14,025	$6,011

Cumulative losses in equity interest	$—	$(7,657)	$(5,407)

*                                           The weighted average life of the intangible assets recorded in E-House’s financial statements was 8 years and the intangible assets not included in E-House’s financial statements, excluding the asset with indefinite life, was 6 years.

Schedule of fair value of marketable securities and related unrealized gains and losses

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Youku Tudou	$67,425	$—	$—	$67,425
MCOX	6,709	—	(660)	6,049
Others	6,001	8,644	—	14,645
December 31, 2012	$80,135	$8,644	$(660)	$88,119

Youku Tudou	$67,425	$44,580	$—	$112,005
MCOX	6,709	1,320	—	8,029
Others	10,770	8,871	—	19,641
December 31, 2013	$84,904	$54,771	$—	$139,675